Expense Example, No Redemption (USD $)	12 Months Ended
Dec. 31, 2012
Vanguard Institutional Index Fund - Institutional Shares | Vanguard Institutional Index Fund
Expense Example, No Redemption:
1 YEAR	$ 4
3 YEAR	13
5 YEAR	23
10 YEAR	51
Vanguard Institutional Index Fund - Institutional Plus Shares | Vanguard Institutional Index Fund
Expense Example, No Redemption:
1 YEAR	2
3 YEAR	6
5 YEAR	11
10 YEAR	26
Vanguard Institutional Total Stock Market Index Fund - Institutional Shares | Vanguard Institutional Total Stock Market Index Fu
Expense Example, No Redemption:
1 YEAR	4
3 YEAR	13
5 YEAR	23
10 YEAR	51
Vanguard Institutional Total Stock Market Index Fund - Institutional Plus Shares | Vanguard Institutional Total Stock Market Index Fu
Expense Example, No Redemption:
1 YEAR	2
3 YEAR	6
5 YEAR	11
10 YEAR	$ 26